Significant Accounting Policies (Impact of Previously Issued Financial statements for the Correction Standards) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in and advances to unconsolidated affiliates	$ 881	$ 846
Retained earnings	1,305	1,437
Equity Method Investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in and advances to unconsolidated affiliates	$ 881	$ 846	$ 753	$ 724
Retained earnings			1,264	$ 1,235
Equity Method Investments | ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in and advances to unconsolidated affiliates			29
Retained earnings			$ 29